Property and Equipement, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (37,746)	$ (23,728)
Property and equipment, net	28,546	46,334
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,908	$ 15,755
Property and equipment, useful life years	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 29,080	$ 30,734
Property and equipment, useful life years	3 years	3 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,304	$ 23,573
Property and equipment, useful life years	3 years	3 years